United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08359

         The Westport Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

         235 Riverside Avenue, Westport, Connecticut   06880
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Edmund H. Nicklin, Jr., 235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878

Date of fiscal year end:   12/31

Date of reporting period:  06/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

The ----------------------------------------------------------------------------
                                    Westport
-------------------------------------------------------------------------- Funds

                                    [GRAPHIC]

                               Semi-Annual Report
                                 June 30, 2005
                                  (Unaudited)

                                  888-593-7878

                                    website:
                             www.westportfunds.com

                                  -----------
                                   WESTPORT
                                  INVESTMENTS
                                  -----------

Letter to Shareholders                                             July 14, 2005
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

After a strong finish to 2004, the domestic stock market recorded a very weak first quarter and a lackluster first half. A number of economic factors, largely ignored in late 2004, including rising short-term interest rates, increasing oil prices (recently above $60/barrel), and a strengthening dollar, seemed to convince investors that prior economic growth estimates for 2005 were too optimistic. By the end of April 2005, stock market indices were near their lows for the year with the Standard and Poor's 500 Index ("S&P 500") and the Russell 2000 Index down approximately 4% and 11%, respectively. A rebound in the final two months of the second quarter brought these indices back to nearly break-even for the first half.

The total returns for both of the Westport Funds exceeded their respective benchmarks in the first half of 2005. The Westport Select Cap Fund provided a total return of 6.2% versus a -1.3% for the Russell 2000 Index. The Westport Fund recorded a total return of 6.9% in the first half versus 3.9% for the Russell Midcap Index. The stock market transitioned from liquidity-driven speculation in 2003 to fundamentals-based investing in 2004. This trend continued in 2005, which helped the value-based Westport Funds to nearly recover their 2004 return short-falls in the first half of 2005.

                                Table of Results
                               THE WESTPORT FUNDS
                        Total Returns* -- June 30, 2005

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Since
                                                                                          Five Years          Inception(i)
                                                   Six Months          One Year          Ended 6/30/05        to 6/30/05
Fund or Index                                     Ended 6/30/05      Ended 6/30/05     (Average Annual)    (Average Annual)
-----------------------------------------------------------------------------------------------------------------------------
Westport Select Cap Fund - Class R(ii)                6.2%               14.4%                8.6%               13.9%
Russell 2000(R) Index                                -1.3%                9.4%                5.7%                6.5%
-----------------------------------------------------------------------------------------------------------------------------
Westport Fund - Class R(iii)                          6.9%               19.6%                7.9%               12.9%
Russell Midcap(R) Index(iv)                           3.9%               17.1%                7.3%                9.3%
-----------------------------------------------------------------------------------------------------------------------------

* The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Portfolio Comments

The positive results for the Westport Select Cap Fund in the first half derived more from the excellent performance of a small number of companies from diversified industries than from the performance of a single industry. The best performing stocks in the first half in the Westport Select Cap Fund were Orient Express Hotels, Ltd., an owner-operator of international luxury hotels and leisure properties, rising 54% on improved operating results and the decision to use certain excess real estate for non-hotel development, and Unocal Corp., an international oil and gas company, which appreciated more than 50% in the first half on the announcement of an agreement to be acquired by Chevron Corp. and receipt of a competing offer from the Chinese oil company, CNOOC, Ltd. Also, the operational rebound at TriZetto Group, Inc., a healthcare information technology company, continued, leading to a gain of more than 45% in the first half. In addition to Unocal Corp. there were three other companies in the portfolio that received acquisition offers during this time - Western Wireless Corp., a domestic rural and international mobile telephone operator, up nearly 44%, on the strength of a merger agreement with Alltel Corp., Overnite Corp., a less-than-truckload carrier, from United Parcel Service, Inc., and Insight Communications Company, Inc., a cable television operator, from its management team and The Carlyle Group, a private equity firm.

It was noted in The Westport Funds 2004 Annual Report that investing in attractive businesses with a short-term problem could be rewarding, but the timing of the resolution of such problems is often difficult to gauge. During the first six months of 2005, several companies in the Westport Select Cap Fund's portfolio saw their stock prices rebound after problems were satisfactorily resolved. Improved pricing for services, some admissions growth and stabilized bad debt expense led to a solid recovery for the Westport Select Cap Fund's two hospital company holdings. Both Universal Health Services, Inc. and Triad Hospitals, Inc. were up approximately 40% in the first half of 2005. The two for-profit education holdings in the Westport Select Cap Fund saw major share price declines in 2004. For DeVry, Inc. the decline was due to an enrollment miss and at ITT Educational Services, Inc. it was the announcement of a government investigation into marketing practices. Better enrollments at DeVry, Inc. and the announcement that the government investigation of ITT Educational Services, Inc. ended without an indictment or monetary penalty led to the rebounds. For these four companies, the investment assessment that the problems were transitory appears correct.

Semi-conductor related companies and radio and television broadcasting companies were the poorest performers in 2004 in the Westport Select Cap Fund. Although this negative performance continued in the first half of 2005, it was at a slower rate of approximately 10%. The single most disappointing performer in the first half was Young Broadcasting, Inc., a television broadcaster, down approximately 60%. The company cannot sell its TV station in San Francisco at maximum value without a change in a Federal Communications Commission rule. That rule change is reported to be under active consideration. These two groups decreased the Westport Select Cap Fund's performance by 1.3 percentage points in the first half.

First half results for the Westport Fund were driven by share price gains from its four energy-related holdings led by EOG Resources, Inc., an exploration and production company, appreciating more than 65%. The three exploration and production company holdings are benefiting from higher prices for oil and natural gas as well as their ability to grow oil and gas reserves. The fourth, Helmerich & Payne, Inc., a land driller that is receiving higher prices for its services as the search for domestic natural gas reserves intensifies, appreciated more than 40%. As noted above, the rebound for the two hospital companies - Universal Health Services, Inc. and Triad Hospitals, Inc.- and TriZetto Group, Inc., also contributed positively to the Westport Fund's performance. Nieman Marcus Group, Inc., the upscale retailer, gained 45% after agreeing to be acquired by a group of private equity firms.

Two of the poorest performing groups in the Westport Fund were Regional Banks and Thrifts, reacting to the flattening yield curve, and Broadcasting/Cable TV/Advertising, although the return from both groups was only slightly below break-even for the first half. The poorest performing holding in the portfolio was FedEx Corp, down approximately 18%. Some investors believe that the growth rate of its business is slowing and viewed its fiscal fourth quarter results as confirmation.

Outlook

After the stock market and technology bubbles burst in 2000, the U.S. Federal Reserve Bank (the "Fed") and other central banks supplied liquidity to support their financial markets and economies. The Fed provided further accommodation to support the U.S. economy after the terrorist attacks on September 11, 2001, ultimately lowering the fed funds rate to 1%. Short-term interest rates at forty-five year lows, encouraged American consumers to borrow and spend and investors to aggressively seek higher returns. Lawrence Lindsay, the former Fed governor and Bush economic advisor, assessed the Fed's actions, stating "We have done what no other economy has done before, faced with an asset bubble. This is the first time in history the textbook economic policy . . . was used, and worked. The problem is, once you finish that chapter of the economic texts, you turn the page and the page is blank - because no one has gone through this process before." (v) A number of interconnected economic imbalances remain. Among these are what some economists have labeled a domestic housing bubble, large inter-regional current account imbalances with the U.S. in deficit, and surprisingly low U.S. long-term interest rates. All of these issues center around the U.S. consumer extracting disposable funds from appreciated real estate and purchasing a significant amount of foreign manufactured goods. The circular flow of funds is completed when foreign manufacturers reinvest in U.S. financial markets, restraining long-term interest rates and thereby supporting real estate prices.

What is a reasonable approach to correcting the imbalances without derailing the U.S. and possibly other world economies? The recent experience of Australia in dealing with rapid appreciation in housing is informative. Australia raised short-term rates, and changed the tax treatment of certain real estate gains, reducing after-tax returns. It continued raising short term interest rates until housing prices leveled off and the economy slowed. The Fed seems to be following a similar approach of withdrawing monetary accommodation, but at a pace that allows the domestic economy and international financial flows to adjust gradually. Starting in June 2004 the Fed raised the fed funds rate to 3.25% in nine equal steps, but has chosen not to use its banking supervisory powers to reign in some of the more aggressive mortgage vehicles available in the marketplace.

In addition to rising short-term interest rates, other factors that may slow economic growth from the 3.8% real GDP recorded in the first quarter of 2005 include the strengthening of the dollar versus the euro, and the natural aging of an economic recovery, currently in year four. The fourth significant factor is the steady rise of oil prices to a recent peak in excess of $60 per barrel for light crude. This price increase has reduced real GDP by more than 0.5 percentage points. These four factors, combined with slowing productivity gains, will retard economic growth, making it likely that earnings growth for U.S. companies will also slow.

Despite the downward pressure from these economic factors, the outlook for stocks is not completely negative. First, while earnings growth is expected to slow, it is not expected to turn negative without an unanticipated shock to the world economy. Second, valuation has improved in the last eighteen months as earnings have grown at a more rapid rate than stock prices. The current price/earnings ratio of the S&P 500 is not dramatically different from its long-term average. Third, an increased level of merger and acquisition activity is likely to continue. Corporate balance sheets have improved dramatically in the last few years and the desire for revenue growth seems to be most easily satisfied through acquisition activities. In addition to corporations purchasing other corporations, buy-out firms raised $79 billion in the first half of this year, versus $42 billion in the first half of 2004. This is equity capital that can be leveraged 3-5 times, depending on the industry. Combining all of these factors suggests that there will be opportunities to earn reasonable returns from investing in selected common stocks going forward.

We would like to thank our shareholders who have exhibited confidence by investing with us.

Sincerely,

/s/ Edmund H. Nicklin, Jr.              /s/ Andrew J. Knuth

    Edmund H. Nicklin, Jr.                  Andrew J. Knuth

(i) The Class R shares of the Westport Fund and the Westport Select Cap Fund commenced operations on December 31, 1997.
(ii) The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For the total return and other information relating to Class I shares, see the Financial Highlights on page 19.
(iii) The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 17.
(iv) The Russell Midcap(R) Index is an index comprised of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 25% of the total market capitalization of the Russell 1000(R) (an index of the 1,000 largest companies in the Russell 3000(R) Index). The Russell 2000(R) Index, representing approximately 8% of the U.S. equity market, is an index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000(R) Index (an index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity markets). You should note that The Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses, while the indices are unmanaged and do not incur expenses.
(v)   The Wall Street Journal, June 9, 2005, page A2.

Schedule of Shareholder Expenses (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of the Westport Funds, you do not incur any transaction costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first lines of the table below with respect to each class of shares of each Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the table below with respect to each class of shares of each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher. As a shareholder of the Westport Funds, you do not incur any transaction costs.

                                                                                     Expenses Paid    Net Expense
                                                      Beginning         Ending         During the        Ratio        Total Return
                                                    Account Value    Account Value  Six Months Ended   Annualized   Six Months Ended
                                                   January 1, 2005   June 30, 2005   June 30, 2005*   June 30, 2005  June 30, 2005
Westport Fund
 Class R  Actual                                      $1,000.00        $1,069.30          $7.59          1.48%         6.93%
 Class R  Hypothetical (5% return before expenses)    $1,000.00        $1,017.46          $7.40          1.48%         2.48%
 Class I  Actual                                      $1,000.00        $1,070.10          $7.70          1.50%         7.01%
 Class I  Hypothetical (5% return before expenses)    $1,000.00        $1,017.36          $7.50          1.50%         2.48%
Westport Select Cap Fund
 Class R  Actual                                      $1,000.00        $1,061.90          $6.90          1.35%         6.19%
 Class R  Hypothetical (5% return before expenses)    $1,000.00        $1,018.10          $6.76          1.35%         2.48%
 Class I  Actual                                      $1,000.00        $1,062.90          $5.58          1.09%         6.29%
 Class I  Hypothetical (5% return before expenses)    $1,000.00        $1,019.39          $5.46          1.09%         2.48%

* Expenses are equal to each Fund's annualized expense ratio as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by [# of days in most recent fiscal half-year divided by # of days in current fiscal year (181/365)] (to reflect the one-half year period).

THE WESTPORT FUNDS
REPRESENTATION OF PORTFOLIO HOLDINGS
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

The illustrations below provide the industry allocations for the Westport Fund and the Westport Select Cap Fund.

Westport Fund
--------------------------------------------------------------------------------
Industry Allocation (% of Net Assets)
Business Products & Services                                                18.3
Industrial Specialty Products                                               11.7
Health Care Products & Services                                             11.4
Oil & Gas Producers                                                          8.3
Consumer Products & Services                                                 7.9
Regional Banks & Thrifts                                                     4.9
Broadcasting/Cable TV/Advertising                                            4.2
Chemicals                                                                    3.2
Medical Products & Services                                                  2.9
Transportation                                                               1.8
Communications Equipment & Services                                          1.7
Insurance                                                                    1.0
Oil & Gas Services                                                           0.8
Other                                                                        4.4
Cash & Cash Equivalents                                                     17.5
                                                                           -----
Total                                                                      100.0
                                                                           =====

                              [PIE CHART OMITTED]

Westport Select Cap Fund
--------------------------------------------------------------------------------
Industry Allocation (% of Net Assets)
Business Products & Services                                                14.7
Consumer Products & Services                                                14.7
Health Care Products & Services                                             13.2
Regional Banks & Thrifts                                                    11.8
Industrial Specialty Products                                                9.2
Oil & Gas Producers                                                          8.8
Broadcasting/Cable TV/Advertising                                            5.5
Industrial Services                                                          5.1
Insurance                                                                    4.8
Transportation                                                               2.8
Communications Equipment & Services                                          2.2
Real Estate & Construction                                                   1.8
Chemicals                                                                    1.4
Medical Products & Services                                                  1.1
Security Products & Services                                                 0.9
Cash & Cash Equivalents                                                      2.0
                                                                           -----
Total                                                                      100.0
                                                                           =====

                              [PIE CHART OMITTED]

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2005 (Unaudited)

                                                                        Market
COMMON STOCKS -- 82.5%                                    Shares        Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 4.2%
Comcast Corp. - Class A (a) ..........................      7,823    $   240,166
Cox Radio, Inc. - Class A (a) ........................    108,100      1,702,575
Insight Communications Company, Inc. - Class A (a) ...     60,000        663,000
Interpublic Group of Companies, Inc. (a) .............     95,000      1,157,100
                                                                     -----------
                                                                       3,762,841
                                                                     -----------

Business Products & Services -- 18.3%
CACI International, Inc. (a) .........................     37,500      2,368,500
Ceridian Corp. (a) ...................................     65,000      1,266,200
ChoicePoint, Inc. (a) ................................     40,500      1,622,025
Computer Associates International, Inc. ..............    107,600      2,956,848
DST Systems, Inc. (a) ................................     46,500      2,176,200
MRO Software, Inc. (a) ...............................     50,000        730,500
Parametric Technology Corp. (a) ......................    110,000        701,800
Peregrine Systems, Inc. (a) ..........................     77,110      1,734,975
Synopsys, Inc. (a) ...................................    125,000      2,083,750
TriZetto Group, Inc. (a) .............................     45,600        638,856
                                                                     -----------
                                                                      16,279,654
                                                                     -----------
Chemicals -- 3.2%
Praxair, Inc. ........................................     62,000      2,889,200
                                                                     -----------

Communications Equipment & Services -- 1.7%
Rockwell Collins, Inc. ...............................     31,000      1,478,080
                                                                     -----------

Consumer Products & Services -- 7.9%
American Eagle Outfitters, Inc. ......................      5,000        153,250
Claire's Stores, Inc. ................................     70,000      1,683,500
Del Monte Foods Company (a) ..........................     90,000        969,300
Neiman Marcus Group, Inc. - Class B ..................     24,500      2,369,150
Too, Inc. (a) ........................................     83,000      1,939,710
                                                                     -----------
                                                                       7,114,910
                                                                     -----------
Healthcare Products & Services -- 11.4%
Caremark Rx, Inc. (a) ................................     66,375      2,955,015
Laboratory Corporation of America Holdings (a) .......     60,000      2,994,000
Lincare Holdings, Inc. (a) ...........................     24,000        980,160
Triad Hospitals, Inc. (a) ............................     36,500      1,994,360
Universal Health Services, Inc. - Class B ............     21,000      1,305,780
                                                                     -----------
                                                                      10,229,315
                                                                     -----------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Market
COMMON STOCKS -- 82.5% (Continued)                        Shares        Value
--------------------------------------------------------------------------------
Industrial Specialty Products -- 11.7%
FEI Company (a) ......................................     12,000    $   273,720
Fairchild Semiconductor Corp. (a) ....................     30,000        442,500
International Rectifier Corp. (a) ....................     47,500      2,266,700
Pall Corp. ...........................................     59,000      1,791,240
Precision Castparts Corp. ............................     36,000      2,804,400
QLogic Corp. (a) .....................................     60,000      1,852,200
Texas Instruments, Inc. ..............................     20,064        563,196
Vishay Intertechnology, Inc. (a) .....................     43,050        511,004
                                                                     -----------
                                                                      10,504,960
                                                                     -----------
Insurance -- 1.0%
Hilb, Rogal & Hobbs Company ..........................     25,400        873,760
                                                                     -----------

Medical Products & Services -- 2.9%
Abbott Laboratories ..................................     20,000        980,200
Hospira, Inc. (a) ....................................     19,000        741,000
Schering-Plough Corp. ................................     45,000        857,700
                                                                     -----------
                                                                       2,578,900
                                                                     -----------
Oil & Gas Producers -- 8.3%
Anadarko Petroleum Corp. .............................     24,000      1,971,600
EOG Resources, Inc. ..................................     57,500      3,266,000
Pogo Producing Company ...............................     42,500      2,206,600
                                                                     -----------
                                                                       7,444,200
                                                                     -----------
Oil & Gas Services -- 0.8%
Helmerich & Payne, Inc. ..............................     15,000        703,800
                                                                     -----------

Regional Banks & Thrifts -- 4.9%
Cullen/Frost Bankers, Inc. ...........................     35,500      1,691,575
First Niagara Financial Group, Inc. ..................     10,000        145,800
Sterling Financial Corp. (a) .........................     16,105        602,327
SunTrust Banks, Inc. .................................     27,500      1,986,600
                                                                     -----------
                                                                       4,426,302
                                                                     -----------
Transportation -- 1.8%
FedEx Corp. ..........................................     20,000      1,620,200
                                                                     -----------

Other -- 4.4% ........................................                 3,935,750
                                                                     -----------

TOTAL COMMON STOCKS (Cost $61,061,670) ...............               $73,841,872
                                                                     -----------

MONEY MARKETS -- 8.4%
First American Treasury (Cost $7,503,036) ............  7,503,036    $ 7,503,036
                                                                     -----------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 8.9%                         Par Value       Value
-----------------------------------------------------------------------------------------------
U.S. Treasury Bill, 2.830%, 7/21/05 ............................    $ 1,000,000    $   998,397
U.S. Treasury Bill, 2.863%, 8/4/05 .............................      2,000,000      1,994,524
U.S. Treasury Bill, 2.926%, 8/25/05 ............................      5,000,000      4,977,700
                                                                                   -----------

Total U.S. Government Treasury Obligations (Cost $7,971,244) ...                   $ 7,970,621
                                                                                   -----------

Total Investment Securities -- 99.8% (Cost $76,535,950) ........                   $89,315,529

Other Assets In Excess Of Liabilities -- 0.2% ..................                       182,670
                                                                                   -----------

Net Assets -- 100.0% ...........................................                   $89,498,199
                                                                                   ===========

(a)  Non-income producing security.
See accompanying notes to financial statements.

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Market
COMMON STOCKS -- 98.0%                                    Shares        Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 5.5%
Beasley Broadcast Group, Inc. (a) ....................    604,499    $ 8,759,191
Cox Radio, Inc. - Class A (a) ........................    861,900     13,574,925
Emmis Communications Corp. (a) .......................  1,344,720     23,761,202
Insight Communications Company, Inc. - Class A (a) ...  1,380,294     15,252,249
Salem Communications Corp. (a) .......................    305,761      6,066,298
Young Broadcasting, Inc. (a) .........................  1,003,100      4,162,865
                                                                     -----------
                                                                      71,576,730
                                                                     -----------

Business Products & Services -- 14.7%
CACI International, Inc. (a) .........................    584,800     36,935,968
Ceridian Corp. (a) ...................................    785,000     15,291,800
Computer Associates International, Inc. ..............  1,461,370     40,158,448
IMS Health, Inc. .....................................    850,526     21,067,529
MRO Software, Inc. (a) ...............................    451,100      6,590,571
Map Info Corp. (a) ...................................  1,096,800     11,527,368
Peregrine Systems, Inc. (a) ..........................    202,800      4,563,000
Perot Systems Corp. - Class A (a) ....................  1,523,800     21,668,436
Synopsys, Inc. (a) ...................................    975,500     16,261,585
TriZetto Group, Inc. (a) .............................  1,099,400     15,402,594
                                                                     -----------
                                                                     189,467,299
                                                                     -----------
Chemicals -- 1.4%
Airgas, Inc. .........................................     52,900      1,305,043
Lubrizol Corp. .......................................    410,000     17,224,100
                                                                     -----------
                                                                      18,529,143
                                                                     -----------
Communications Equipment & Services -- 2.2%
General Communication, Inc. - Class A (a) ............    839,450      8,285,372
Western Wireless Corp. (a) ...........................    488,191     20,650,479
                                                                     -----------
                                                                      28,935,851
                                                                     -----------
Consumer Products & Services -- 14.7%
Applebee's International, Inc. (a) ...................    663,300     17,570,817
Big Lots, Inc. (a) ...................................  1,360,906     18,018,395
Constellation Brands, Inc. - Class A (a) .............    890,200     26,260,900
Darden Restaurants, Inc. .............................  1,146,300     37,804,974
Del Monte Foods Company (a) ..........................  1,713,000     18,449,010
Orient Express Hotels Ltd. - Class A .................    979,100     31,008,097
Ruby Tuesday, Inc. ...................................    890,200     23,056,180
Saks, Inc. (a) .......................................    912,600     17,312,022
                                                                     -----------
                                                                     189,480,395
                                                                     -----------
Healthcare Products & Services -- 13.2%
Caremark Rx, Inc. (a) ................................  1,915,100     85,260,252
Triad Hospitals, Inc. (a) ............................    449,200     24,544,288
Universal Health Services, Inc. - Class B ............    985,200     61,259,736
                                                                     -----------
                                                                     171,064,276
                                                                     -----------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Market
COMMON STOCKS -- 98.0% (Continued)                        Shares        Value
--------------------------------------------------------------------------------

Industrial Services -- 5.1%
DeVry, Inc. (a) ......................................  1,275,000    $25,372,500
ITT Educational Services, Inc. (a) ...................    760,700     40,636,594
                                                                     -----------
                                                                      66,009,094
                                                                     -----------
Industrial Specialty Products -- 9.2%
Charles River Laboratories International, Inc. (a) ...    556,400     26,846,300
Fairchild Semiconductor Corp. (a) ....................    724,000     10,679,000
Fisher Scientific International, Inc. (a) ............    400,500     25,992,450
JLG Industries, Inc. .................................    390,250     10,724,070
Precision Castparts Corp. ............................    338,300     26,353,570
QLogic Corp. (a) .....................................    400,000     12,348,000
Rogers Corp. (a) .....................................    164,800      6,682,640
                                                                     -----------
                                                                     119,626,030
                                                                     -----------
Insurance -- 4.8%
Arthur J. Gallagher & Company ........................    503,600     13,662,668
Brown & Brown, Inc. ..................................    382,600     17,194,044
Hilb, Rogal & Hobbs Company ..........................    900,000     30,960,000
                                                                     -----------
                                                                      61,816,712
                                                                     -----------
Medical Products & Services -- 1.1%
Priority Healthcare Corp. (a) ........................    576,986     14,632,365
                                                                     -----------

Oil & Gas Producers -- 8.8%
Houston Exploration Company (a) ......................    548,800     29,113,840
Pogo Producing Company ...............................    531,300     27,585,096
Stone Energy Corp. (a) ...............................    426,700     20,865,630
Unocal Corp. .........................................    563,400     36,649,170
                                                                     -----------
                                                                     114,213,736
                                                                     -----------
Real Estate & Construction -- 1.8%
St. Joe Company (The) ................................    288,450     23,520,213
                                                                     -----------

Regional Banks & Thrifts -- 11.8%
BankUnited Financial Corp. - Class A .................  1,088,700     29,438,448
Downey Financial Corp. ...............................    120,000      8,784,000
Fifth Third Bancorp ..................................    563,621     23,226,821
Hudson United Bancorp ................................    360,450     13,012,245
People's Bank ........................................    714,375     21,602,700
Sovereign Bancorp, Inc. ..............................    543,421     12,140,025
Sterling Financial Corp. (a) .........................    413,079     15,449,155
Taylor Capital Group, Inc. ...........................    491,000     19,271,750
The South Financial Group, Inc. ......................    368,400     10,469,928
                                                                     -----------
                                                                     153,395,072
                                                                     -----------
Security Products & Services -- 0.9%
Checkpoint Systems, Inc. (a) .........................    686,600     12,152,820
                                                                     -----------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Market
COMMON STOCKS -- 98.0% (Continued)                                       Shares          Value
---------------------------------------------------------------------------------------------------
Transportation -- 2.8%
EGL Inc. (a) ................................................            345,000    $     7,010,400
Florida East Coast Industries, Inc. .........................            161,891          7,009,880
Overnite Corp. ..............................................            526,525         22,630,045
                                                                                    ---------------
         ....................................................                            36,650,325
                                                                                    ---------------

TOTAL COMMON STOCKS (Cost $751,335,984) .....................                       $ 1,271,070,061
                                                                                    ---------------

MONEY MARKETS -- 0.8%
First American Treasury (Cost $10,980,535) ..................         10,980,535    $    10,980,535
                                                                                    ---------------

---------------------------------------------------------------------------------------------------
                                                                                        Market
U.S. GOVERNMENT TREASURY OBLIGATIONS - 1.2%                           Par Value         Value
---------------------------------------------------------------------------------------------------

U.S. Treasury Bill, 2.830%, 7/21/05 .........................        $10,000,000    $     9,983,970
U.S. Treasury Bill, 2.863%, 8/4/05 ..........................          5,000,000          4,986,310
                                                                                    ---------------

Total U.S. Government Treasury Obligations (Cost $14,971,032)                       $    14,970,280
                                                                                    ---------------

Total Investment Securities -- 100.0% (Cost $777,287,551) ...                       $ 1,297,020,876

Liabilities In Excess Of Other Assets -- 0.0% ...............                              (471,765)
                                                                                    ---------------

Net Assets -- 100.0% ........................................                       $ 1,296,549,111
                                                                                    ===============

(a)  Non-income producing security.
See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     Westport
                                                                Westport            Select Cap
                                                                  Fund                Fund
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At acquisition cost ...................................    $    76,535,950     $   777,287,551
                                                             ===============     ===============
  At market value (Note 2) ..............................    $    89,315,529     $ 1,297,020,876
Dividends receivable ....................................             14,689             410,259
Receivable for capital shares sold ......................            835,626             903,466
Receivable for securities sold ..........................                 --           1,703,201
Other assets ............................................             32,600              58,738
                                                             ---------------     ---------------
  TOTAL ASSETS ..........................................         90,198,444       1,300,096,540
                                                             ---------------     ---------------
LIABILITIES
Payable for capital shares redeemed .....................             79,414           1,840,204
Payable for securities purchased ........................            477,008                  --
Payable to Adviser (Note 4) .............................             66,939           1,056,892
Payable to affiliates (Note 4) ..........................             19,918             216,819
Payable to trustees .....................................              7,045               7,045
Other accrued expenses and liabilities ..................             49,921             426,469
                                                             ---------------     ---------------
  TOTAL LIABILITIES .....................................            700,245           3,547,429
                                                             ---------------     ---------------

NET ASSETS ..............................................    $    89,498,199     $ 1,296,549,111
                                                             ===============     ===============

Net assets consist of:
Paid-in capital .........................................    $    76,070,022     $   731,231,267
Accumulated net investment loss .........................           (169,073)         (4,151,114)
Accumulated net realized gains from security transactions            817,671          49,735,633
Net unrealized appreciation on investments ..............         12,779,579         519,733,325
                                                             ---------------     ---------------
Net assets ..............................................    $    89,498,199     $ 1,296,549,111
                                                             ===============     ===============

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares ...............    $    79,987,365     $   468,247,325
                                                             ===============     ===============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5) ...............................          4,143,700          18,326,842
                                                             ===============     ===============

Net asset value, offering price and redemption
   price per share (Note 2) .............................    $         19.30     $         25.55
                                                             ===============     ===============

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares ...............    $     9,510,834     $   828,301,786
                                                             ===============     ===============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5) ...............................            494,410          32,012,807
                                                             ===============     ===============
Net asset value, offering price and redemption
   price per share (Note 2) .............................    $         19.24     $         25.87
                                                             ===============     ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Westport
                                                                         Westport         Select Cap
                                                                           Fund             Fund
-----------------------------------------------------------------------------------------------------
IINVESTMENT INCOME
   Dividends .......................................................    $    160,470     $  3,234,331
   Interest ........................................................          28,269           81,191
                                                                        ------------     ------------
   TOTAL INVESTMENT INCOME .........................................         188,739        3,315,522
                                                                        ------------     ------------

EXPENSES
   Investment advisory fees (Note 4) ...............................         215,863        6,340,354
   Shareholder servicing fees, Class R (Note 4) ....................          10,067          290,046
   Administration fees (Note 4) ....................................          23,226          227,399
   Transfer agent fees, Class R (Note 4) ...........................          14,607          247,070
   Transfer agent fees, Class I (Note 4) ...........................           6,000           63,028
   Professional fees ...............................................          14,877           40,414
   Custodian fees ..................................................           2,195           42,510
   Accounting services fees (Note 4) ...............................          16,000           39,672
   Shareholder reporting costs .....................................           4,711           36,944
   Insurance expense ...............................................           4,938           27,981
   Trustees' fees and expenses .....................................          10,149           10,149
   Postage and supplies ............................................           5,007           16,437
   Registration fees, Class R ......................................           8,617           19,606
   Registration fees, Class I ......................................           8,339           13,353
   Compliance fees and expenses ....................................           8,462           23,771
   Other expenses ..................................................          10,507           27,902
                                                                        ------------     ------------
      TOTAL EXPENSES ...............................................         363,565        7,466,636
   Fees waived by the Adviser (Note 4) .............................          (5,753)              --
                                                                        ------------     ------------
      NET EXPENSES .................................................         357,812        7,466,636
                                                                        ------------     ------------
NET INVESTMENT LOSS ................................................        (169,073)      (4,151,114)
                                                                        ------------     ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ...................         910,195       51,850,396
   Net change in unrealized appreciation/depreciation on investments       2,945,344       28,762,181
                                                                        ------------     ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...................       3,855,539       80,612,577
                                                                        ------------     ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........................    $  3,686,466     $ 76,461,463
                                                                        ============     ============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Westport Fund                Westport Select Cap Fund
                                                              ---------------------------------   ---------------------------------
                                                                For the Six       For the Year       For the Six      For the Year
                                                                Months Ended         Ended          Months Ended         Ended
                                                                  June 30,         December 31,       June 30,        December 31,
                                                                    2005              2004              2005              2004
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss .....................................  $      (169,073)  $      (270,666)  $    (4,151,114)  $    (7,422,005)
   Net realized gains from security transactions ...........          910,195           652,131        51,850,396        46,675,326
   Net change in unrealized appreciation/depreciation
     on investments ........................................        2,945,344         4,850,669        28,762,181       100,323,985
                                                              ---------------   ---------------   ---------------   ---------------
Net increase in net assets from operations .................        3,686,466         5,232,134        76,461,463       139,577,306
                                                              ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains, Class R ........................               --          (331,730)               --                --
   From net realized gains, Class I ........................               --          (121,863)               --                --
                                                              ---------------   ---------------   ---------------   ---------------
Decrease in net assets from distributions to shareholders ..               --          (453,593)               --                --
                                                              ---------------   ---------------   ---------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
   Proceeds from shares sold ...............................       53,960,469         3,896,771        39,626,191       116,259,988
   Reinvested dividends ....................................               --           330,255                --                --
   Payments for shares redeemed ............................       (3,837,314)       (6,587,878)      (65,413,361)     (152,592,777)
                                                              ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets from Class R
   share transactions ......................................       50,123,155        (2,360,852)      (25,787,170)      (36,332,789)
                                                              ---------------   ---------------   ---------------   ---------------

CLASS I
   Proceeds from shares sold ...............................        1,000,000         4,817,901        33,377,451       156,159,647
   Reinvested dividends ....................................               --           121,863                --                --
   Payments for shares redeemed ............................       (2,000,742)         (396,816)     (137,890,369)     (407,123,901)
                                                              ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets from Class I
   share transactions ......................................       (1,000,742)        4,542,948      (104,512,918)     (250,964,254)
                                                              ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
   from capital share transactions .........................       49,122,413         2,182,096      (130,300,088)     (287,297,043)
                                                              ---------------   ---------------   ---------------   ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................       52,808,879         6,960,637       (53,838,625)     (147,719,737)

NET ASSETS:
   Beginning of period .....................................       36,689,320        29,728,683     1,350,387,736     1,498,107,473
                                                              ---------------   ---------------   ---------------   ---------------
   End of period ...........................................  $    89,498,199   $    36,689,320   $ 1,296,549,111   $ 1,350,387,736
                                                              ===============   ===============   ===============   ===============
ACCUMULATED NET INVESTMENT LOSS ............................  $      (169,073)  $            --   $    (4,151,114)  $            --
                                                              ===============   ===============   ===============   ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Per Share Data for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class R
                                              --------------------------------------------------------------------------------------
                                              For the Six
                                              Months Ended      For the Year  For the Year  For the Year  For the Year  For the Year
                                                June 30,           Ended         Ended        Ended         Ended          Ended
                                                  2005          December 31,  December 31,  December 31,  December 31,  December 31,
                                               (Unaudited)         2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ......................  $    18.05       $    15.64    $    12.09    $    14.55    $    14.37    $    14.75
                                               ----------       ----------    ----------    ----------    ----------    ----------

Income (loss) from
investment operations:
   Net investment loss ......................       (0.03)           (0.14)        (0.10)        (0.10)        (0.08)        (0.04)
   Net realized and unrealized gains
     (losses) on investments ................        1.28             2.78          3.65         (2.36)         0.65          1.35
                                               ----------       ----------    ----------    ----------    ----------    ----------

Total from investment operations ............        1.25             2.64          3.55         (2.46)         0.57          1.31
                                               ----------       ----------    ----------    ----------    ----------    ----------

Less distributions:
   From net realized gains ..................          --            (0.23)           --            --         (0.39)        (1.69)
                                               ----------       ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............  $    19.30       $    18.05    $    15.64    $    12.09    $    14.55    $    14.37
                                               ==========       ==========    ==========    ==========    ==========    ==========

Total return ................................        6.93%(A)        16.85%        29.36%       (16.91%)        3.99%         8.68%
                                               ==========       ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .........  $   79,987       $   26,827    $   25,570    $   16,434    $   11,737    $   15,281
                                               ==========       ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to
   average net assets .......................        1.48%(B)         1.50%         1.50%         1.50%         1.50%         1.50%

Ratio of gross expenses to
   average net assets(C) ....................        1.48%(B)         1.83%         1.99%         1.76%         1.63%         1.91%

Ratio of net investment loss
   to average net assets ....................       (0.68%)(B)       (0.82%)       (0.83%)       (0.80%)       (0.54%)       (0.35%)

Portfolio turnover rate .....................          13%(B)           30%            9%           40%           15%           48%

(A)   Not annualized.
(B)   Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Per Share Data for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class I
                                                 -----------------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended       For the Year     For the Year    For the Year    For the Period
                                                   June 30,            Ended             Ended           Ended           Ended
                                                    2005             December 31,    December 31,     December 31,    December 31,
                                                 (Unaudited)            2004             2003            2002           2001(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period .......................     $   17.98          $   15.59       $   12.05       $   14.55       $   14.96
                                                   ---------          ---------       ---------       ---------       ---------

Income (loss) from
investment operations:
   Net investment loss .......................         (0.07)             (0.10)          (0.11)          (0.15)          (0.06)
   Net realized and unrealized gains
     (losses) on investments .................          1.33               2.72            3.65           (2.35)           0.04
                                                   ---------          ---------       ---------       ---------       ---------
Total from investment operations .............          1.26               2.62            3.54           (2.50)          (0.02)
                                                   ---------          ---------       ---------       ---------       ---------

Less distributions:
   From net realized gains ...................            --              (0.23)             --              --           (0.39)
                                                   ---------          ---------       ---------       ---------       ---------

Net asset value at end of period .............     $   19.24          $   17.98       $   15.59       $   12.05       $   14.55
                                                   =========          =========       =========       =========       =========

Total return .................................          7.01%(B)          16.78%          29.38%         (17.18%)         (0.11%)(B)
                                                   =========          =========       =========       =========       =========
Net assets at end of period (000's) ..........     $   9,511          $   9,862       $   4,159       $   2,888       $   9,234
                                                   =========          =========       =========       =========       =========

Ratio of net expenses to
   average net assets ........................          1.50%(C)           1.50%           1.50%           1.50%           1.50%(C)

Ratio of gross expenses to
   average net assets(D) .....................          1.62%(C)           2.00%           2.42%           2.08%           1.91%(C)

Ratio of net investment loss
   to average net assets .....................         (0.80%)(C)         (0.80%)         (0.83%)         (0.81%)         (0.54%)(C)

Portfolio turnover rate ......................            13%(C)             30%              9%             40%             15%(C)

(A) Represents the period from the commencement of operations (February 9, 2001) through December 31, 2001.
(B)   Not annualized.
(C)   Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Per Share Data for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class R
                                       ---------------------------------------------------------------------------------------------
                                        For the Six
                                        Months Ended     For the Year    For the Year    For the Year   For the Year  For the Year
                                          June 30,           Ended          Ended           Ended           Ended        Ended
                                            2005         December 31,    December 31,    December 31,   December 31,  December 31,
                                        (Unaudited)          2004            2003            2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..............  $       24.06     $      21.79  $       16.49    $       19.45  $       18.23  $       16.47
                                       -------------     ------------  -------------    -------------  -------------  -------------

Income (loss) from
investment operations:
   Net investment income (loss) .....          (0.10)           (0.16)         (0.13)           (0.12)         (0.05)          0.02
   Net realized and unrealized gains
     (losses) on investments ........           1.59             2.43           5.43            (2.84)          1.55           2.22
                                       -------------     ------------  -------------    -------------  -------------  -------------
Total from investment operations ....           1.49             2.27           5.30            (2.96)          1.50           2.24
                                       -------------     ------------  -------------    -------------  -------------  -------------

Less distributions:
   From net investment income .......             --               --             --               --             --          (0.03
   From net realized gains ..........             --               --             --               --          (0.28)         (0.45)
                                       -------------     ------------  -------------    -------------  -------------  -------------
Total distributions .................             --               --             --               --          (0.28)         (0.48)
                                       -------------     ------------  -------------    -------------  -------------  -------------

Net asset value at end of period ....  $       25.55     $      24.06  $       21.79    $       16.49  $       19.45  $       18.23
                                       =============     ============  =============    =============  =============  =============
Total return ........................           6.19%(A)        10.42%         32.14%          (15.22%)         8.22%         13.60%
                                       =============     ============  =============    =============  =============  =============
Net assets at end of period (000's) .  $     468,247     $    466,753  $     456,641    $     314,404  $     209,605  $     110,423
                                       =============     ============  =============    =============  =============  =============

Ratio of net expenses to
   average net assets ...............           1.35%(B)         1.35%          1.34%            1.29%          1.24%          1.27%

Ratio of gross expenses to
   average net assets ...............           1.35%(B)         1.35%          1.34%            1.29%          1.24%          1.27%

Ratio of net investment income
   (loss) to average net assets .....          (0.82%)(B)       (0.70%)        (0.74%)          (0.74%)        (0.33%)         0.13%

Portfolio turnover rate .............              0%               9%            12%               4%            11%            15%

(A)   Not annualized.
(B)   Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Per Share Data for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class I
                                       ---------------------------------------------------------------------------------------------
                                        For the Six
                                        Months Ended     For the Year    For the Year    For the Year   For the Year  For the Year
                                          June 30,           Ended          Ended           Ended           Ended        Ended
                                            2005         December 31,    December 31,    December 31,   December 31,  December 31,
                                        (Unaudited)          2004            2003            2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..............  $       24.34     $      21.99  $       16.59    $       19.53  $       18.28  $       16.50
                                       -------------     ------------  -------------    -------------  -------------  -------------

Income (loss) from
investment operations:
   Net investment income (loss) .....          (0.07)           (0.12)         (0.09)           (0.09)         (0.03)          0.03
   Net realized and unrealized gains
     (losses) on investments ........           1.60             2.47           5.49            (2.85)          1.56           2.23
                                       -------------     ------------  -------------    -------------  -------------  -------------

Total from investment operations ....           1.53             2.35           5.40            (2.94)          1.53           2.26
                                       -------------     ------------  -------------    -------------  -------------  -------------

Less distributions:
   From net investment income -- ....                              --             --               --             --          (0.03)
   From net realized gains ..........             --               --             --               --          (0.28)         (0.45)
                                       -------------     ------------  -------------    -------------  -------------  -------------
Total distributions .................             --               --             --               --          (0.28)         (0.48)
                                       -------------     ------------  -------------    -------------  -------------  -------------

Net asset value at end of period ....  $       25.87     $      24.34  $       21.99    $       16.59  $       19.53  $       18.28
                                       =============     ============  =============    =============  =============  =============

Total return ........................           6.29%(A)        10.69%         32.55%          (15.05%)         8.36%         13.69%
                                       =============     ============  =============    =============  =============  =============

Net assets at end of period (000's) .  $     828,302     $    883,635  $   1,041,467    $     683,751  $     672,016  $     448,269
                                       =============     ============  =============    =============  =============  =============

Ratio of net expenses to
   average net assets ...............           1.09%(B)         1.09%          1.09%            1.07%          1.13%          1.14%

Ratio of gross expenses to
   average net assets ...............           1.09%(B)         1.09%          1.09%            1.07%          1.13%          1.14%

Ratio of net investment income
   (loss) to average net assets .....          (0.56%)(B)       (0.44%)        (0.49%)          (0.53%)        (0.21%)         0.26%

Portfolio turnover rate .............              0%               9%            12%               4%            11%            15%

(A)   Not annualized.
(B)   Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

1. Organization

The Westport Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as a diversified, no-load, open-end management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Fund and the Westport Select Cap Fund (the "Funds"). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

The Westport Select Cap Fund seeks long-term capital appreciation. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company has market capitalization of $2 billion or less at the time of the Fund's initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company's market capitalization does not exceed $4 billion, the Fund may add to an existing position in that company's securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's assets and has the same rights, except that
(i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

2. Significant Accounting Policies

The following is a summary of the Trust's significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Funds paid no distributions for the year ended December 31, 2003. The Westport Fund paid $87,802 from ordinary income and $365,791 from long-term capital gains for the year ended December 31, 2004. The Westport Select Cap Fund paid no distributions for the year ended December 31, 2004.

The following information is computed on a tax basis for each item for the year ended December 31, 2004:

--------------------------------------------------------------------------------
                                                Westport             Westport
                                                  Fund           Select Cap Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ..........      $  11,796,041       $ 530,422,874
Gross unrealized depreciation ..........         (1,972,370)        (39,521,644)
                                              -------------       -------------
Net unrealized appreciation ............          9,823,671         490,901,230
Capital loss carryforward ..............                 --            (354,695)
Post-October losses* ...................            (81,960)         (1,690,154)
                                              -------------       -------------
Total accumulated earnings .............      $   9,741,711       $ 488,856,381
                                              =============       =============
Federal income tax cost* ...............      $  26,886,705       $ 865,548,906
                                              =============       =============
--------------------------------------------------------------------------------

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

As of December 31, 2004, the Funds have the following capital loss carryforwards:

--------------------------------------------------------------------------------
                                       Utilized      Balance as of    Expiration
                                      during 2004  December 31, 2004     Date
--------------------------------------------------------------------------------
Westport Fund ...................     $     4,444     $        --        NA
Westport Select Cap Fund ........     $11,729,755     $        --        NA
Westport Select Cap Fund ........     $35,100,148     $   354,695        2011
--------------------------------------------------------------------------------

These capital loss carryforwards and post-October losses may be used to offset future gains, if any, prior to distributing such gains to shareholders.

The gross unrealized appreciation, gross unrealized depreciation and Federal income tax cost of the Funds' portfolio investments as of June 30, 2005 are $15,185,365, $2,416,350 and $76,546,514 for the Westport Fund and $554,694,467,
$35,027,389 and $777,353,798 for the Westport Select Cap Fund, respectively.

3. Investment Transactions

For the six months ended June 30, 2005, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $36,667,159 and $2,981,334, respectively, for the Westport Fund, and $0 and $150,964,050, respectively, for the Westport Select Cap Fund.

4. Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the "Adviser"), Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of average daily net assets for the Westport Fund, and at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund.

Pursuant to a written contract between the Adviser and the Funds, approved by the Trust's Board of Trustees, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest and taxes) to the extent "Total Annual Fund Operating Expenses" for each class exceed 1.50% of the Fund's average daily net assets attributable to that class of shares (the "Expense Limitation Agreement"). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through December 31, 2005. The expense limitation agreement does not include recapture provisions. In order to reduce operating expenses of the Westport Fund to the contractually agreed upon level stated above, the Adviser waived $5,753 of its investment advisory fees during the six months ended June 30, 2005.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, IFS supplies non-investment-related administrative and compliance services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from each Fund based on each Fund's respective average daily net assets, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from each Fund based on the number of shareholder accounts in each class, subject to a minimum monthly fee for each class of shares. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services such as establishing and maintaining accounts and records, answering shareholder inquiries, providing personnel and facilities to maintain shareholder accounts and records, assisting shareholders in processing purchases, exchanges and redemption transactions, facilitating wiring of funds, integrating periodic statements with other shareholder transactions and providing other services as requested by shareholders. For these services each Fund pays the servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the servicing agent maintains a servicing relationship. For the six months ended June 30, 2005, shareholder servicing fees of $10,067 and $290,046 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively.

In addition, the Trust receives certain transfer agency services for Class R shares of each Fund not otherwise provided by the Funds' transfer agent, IFS, from various shareholder servicing agents approved by the Trust's Board of Trustees. For the six months ended June 30, 2005, transfer agent servicing fees of $6,759 and $224,128 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively.

Under a transfer agent servicing agreement adopted by the Trust with respect to Class I shares of the Westport Select Cap Fund, pursuant to which the Trust receives certain services not otherwise provided by the Funds' transfer agent, IFS, transfer agent servicing fees of $23,473 were paid by Class I shares of the Westport Select Cap Fund for the six months ended June 30, 2005.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (the "Distributor"). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares. The Distributor receives no compensation for its services and is an affiliate of IFS.

COMPLIANCE SERVICES

Under the terms of the Compliance Services Agreement between the Trust and IFS, IFS provides certain compliance services to the Trust, including developing and monitoring of the Funds' policies and procedures, as well as administrative support services to the Funds' Compliance Program.

IFS Financial Services, Inc. provides the Chief Compliance Officer (CCO) to the Funds. The CCO reports directly to the Funds' Board of Trustees and oversees an annual review of the policies and procedures of the Funds and its services providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events. IFS Financial Services, Inc. is an affiliate of IFS.

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

----------------------------------------------------------------------------------------------------------------
                                                          Westport Fund                Westport Select Cap Fund
                                                  ----------------------------      ----------------------------
                                                   For the                            For the
                                                  Six Months       For the Year      Six Months      For the Year
                                                     Ended            Ended            Ended            Ended
                                                    June 30,         Dec. 31,         June 30,         Dec. 31,
                                                      2005             2004             2005             2004
----------------------------------------------------------------------------------------------------------------
CLASS R
Shares sold .................................       2,864,148          240,329        1,641,724        5,326,500
Shares reinvested ...........................              --           18,348               --               --
Shares redeemed .............................        (206,585)        (407,038)      (2,712,854)      (6,880,879)
                                                  -----------      -----------      -----------      -----------
Net increase (decrease) in shares outstanding       2,657,563         (148,361)      (1,071,130)      (1,554,379)
Shares outstanding, beginning of period .....       1,486,137        1,634,498       19,397,972       20,952,351
                                                  -----------      -----------      -----------      -----------
Shares outstanding, end of period ...........       4,143,700        1,486,137       18,326,842       19,397,972
                                                  ===========      ===========      ===========      ===========

CLASS I
Shares sold .................................          54,201          299,418        1,362,424        6,937,490
Shares reinvested ...........................              --            6,793               --               --
Shares redeemed .............................        (108,175)         (24,648)      (5,659,682)     (17,992,378)
                                                  -----------      -----------      -----------      -----------
Net increase (decrease) in shares outstanding         (53,974)         281,563       (4,297,258)     (11,054,888)
Shares outstanding, beginning of period .....         548,384          266,821       36,310,065       47,364,953
                                                  -----------      -----------      -----------      -----------
Shares outstanding, end of period ...........         494,410          548,384       32,012,807       36,310,065
                                                  ===========      ===========      ===========      ===========
----------------------------------------------------------------------------------------------------------------

6. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE WESTPORT FUNDS
OTHER ITEMS
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Quarterly Portfolio Disclosure

A complete uncertified listing of the portfolio holdings of each of the Funds, in the form normally presented in annual and semi-annual reports, is available on the Funds' website, at http://www.westportfunds.com, within thirty days following the end of each calendar quarter. Interested investors may request a copy of that information, without charge, by calling toll-free 1-888-593-7878. In addition, the Trust files a complete certified listing of portfolio holdings for each Fund with the Securities and Exchange Commission ("Commission") as of the end of the first and third quarters of each fiscal year on Form N-Q within sixty days following the end of each calendar quarter. The complete listing on Form N-Q (i) is available on the Commission's website at http://www.sec.gov;
(ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll-free 1-888-593-7878. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2005 are available (i) on the Funds' website, at http://www.westportfunds.com, (ii) without charge upon request by calling toll-free 1-888-593-7878 or (iii) on the Commission's website at http://www.sec.gov.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

The Westport Funds

Westport Fund
Westport Select Cap Fund

website: www.westportfunds.com

Shareholder Services
888-593-7878

Investment Adviser
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
203-227-3601

Board of Trustees
Raymond J. Armstrong
Stephen E. Milman
Edmund H. Nicklin, Jr.
D. Bruce Smith, II

Transfer Agent
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Distributor
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.

                                                               FORM IFS-164-0201

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The schedule is included as part of The Westport Funds' Semi-Annual Report filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.

Not Applicable.

Item 9.     Purchases of Equity Securities by Closed-End Funds.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)      (1)      Not required in semi-annual report filing.

         (2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith, as Exhibit 99.CERT.

(b) Certification required by Item 12(b) of Form N-CSR is filed herewith, as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Westport Funds

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date:  September 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date:  September 6, 2005


By (Signature and Title)

/s/ Terry A. Wettergreen
--------------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  September 6, 2005